Customer Deposits - Additional Information (Detail) - Bareboat charterer [Member] - USD ($)					1 Months Ended	12 Months Ended
	May 30, 2019	Mar. 07, 2018	Oct. 12, 2015	Feb. 21, 2015	Aug. 31, 2021	Dec. 31, 2020
Customer Deposits [Line Items]
Proceeds from deposits from customers			$ 736,000	$ 1,820,700
Payments for Deposits	$ 368,000
Payables to customers	$ 368,000	$ 600,000
Deposits from customers hire term			3 months	5 months
Customer refundable fees		$ 1,220,700			$ 500,000	$ 100,000